Note 18 - Financial Instruments - Estimated of Fair Values for Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other receivables	$ 12,088	$ 10,136
Other receivables, fair value	12,088	10,136
Advisor loans receivable	46,661	44,978
Advisor loans receivable (non-current)	46,661	44,978
Long-term debt - non-current (note 10)	670,289	247,467
Long-term debt, fair value	$ 670,289	$ 247,467